Intangible Assets (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Costs	$ 2,340,000,000	$ 1,528,000,000	$ 1,465,000,000
Accumulated depreciation	(812,000,000)	(593,000,000)	(593,000,000)
Net book amount as of beginning	1,528,000,000	872,000,000
Additions	46,000,000	978,000,000
Disposals		7,000,000
Transfers		(96,000,000)
Amortization charge (i)	(100,000,000)	(219,000,000)
Net book amount as of end	1,474,000,000	1,528,000,000
Others [Member]
Statement [Line Items]
Costs	504,000,000	504,000,000	504,000,000
Accumulated depreciation	(385,000,000)	(385,000,000)	(378,000,000)
Net book amount as of beginning	119,000,000	126,000,000
Additions	0	0
Disposals		0
Transfers		0
Amortization charge (i)	0	(7,000,000)
Net book amount as of end	119,000,000	119,000,000
Computer Software [Member]
Statement [Line Items]
Costs	699,000,000	653,000,000	631,000,000
Accumulated depreciation	(427,000,000)	(215,000,000)	(215,000,000)
Net book amount as of beginning	226,000,000	416,000,000
Additions	46,000,000	29,000,000
Disposals		7,000,000
Transfers		0
Amortization charge (i)	(93,000,000)	(212,000,000)
Net book amount as of end	179,000,000	226,000,000
Goodwill [Member]
Statement [Line Items]
Costs	136,000,000	136,000,000	136,000,000
Accumulated depreciation	0	0
Net book amount as of beginning	136,000,000	136,000,000
Additions	0	0
Disposals		0
Transfers		0
Amortization charge (i)	0	0
Net book amount as of end	136,000,000	136,000,000
Rights To Receive Units [Member]
Statement [Line Items]
Costs	1,047,000,000	1,047,000,000	$ 194,000,000
Accumulated depreciation	0	0
Net book amount as of beginning	1,047,000,000	194,000,000
Additions	0	949,000,000
Disposals		0
Transfers		(96,000,000)
Amortization charge (i)	(7,000,000)	0
Net book amount as of end	1,040,000,000	$ 1,047,000,000
Intangible Assets [Member]
Statement [Line Items]
Costs	2,386,000,000
Accumulated depreciation	$ (520,000,000)